ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2012
Advances From Customers Abstract
ADVANCES FROM CUSTOMERS

16.ADVANCES FROM CUSTOMERS

Advances from customers represent cash payments received from customers in advance of the delivery of new automobiles or repair and maintenance services. The advances are applied towards the purchase price and recognized as revenue when the conditions for revenue recognition have been met. Advances from customers are non-interest-bearing and refundable if the Group fails to perform.